CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash	$ 406,526	$ 1,946,232
Deposits and other current assets	109,791	37,917
Total current assets	516,317	1,984,149
Property and equipment, net	7,393	8,503
Operating lease right of use asset, net	0	11,968
Intellectual property, net	179,709	50,967
Total assets	703,419	2,055,587
Current liabilities:
Accounts payable and accrued expenses	1,575,394	368,784
Due to related parties	13,252	14,918
Secured convertible note payable, net	1,028,586	0
Current portion of note payable, bank	12,850	2,241
Current portion of operating lease liability	0	11,968
Total current liabilities	2,630,082	397,911
Note payable, bank	46,059	62,741
Total liabilities	2,676,141	460,652
Commitments and contingencies
Stockholders' equity (deficiency):
Preferred stock, $0.001 par value; authorized -5,000,000 shares; issued - none	0	0
Common stock, $0.001 par value; authorized - 45,000,000 shares; issued and outstanding – 31,351,953 shares and 28,367,525 shares at December 31, 2021 and 2020, respectively	31,353	28,367
Additional paid-in capital	18,914,227	9,551,507
Accumulated other comprehensive loss	(56,004)	(18,746)
Accumulated deficit	(20,862,298)	(7,966,193)
Total stockholders' equity (deficiency)	(1,972,722)	1,594,935
Total liabilities and stockholders' equity (deficiency)	$ 703,419	$ 2,055,587